CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Net loss	$ (54,071)	$ (95,752)	$ (39,395)
Other comprehensive loss, net of tax of nil:
Change in foreign currency translation reserve	212	497	(1,033)
Release of foreign currency translation reserve to net loss as a result of disposition	0	(566)	0
Total comprehensive loss	(53,859)	(95,821)	(40,428)
Less: comprehensive income attributable to non-controlling interest	0	67	33
Comprehensive loss attributable to Mynd.ai Inc.	$ (53,859)	$ (95,888)	$ (40,461)